Trade and Other Receivables - Summary of Trade and Other Receivables (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Trade and other receivables [abstract]
Trade receivables	€ 2,787	€ 3,188
Value added tax receivables	2,473	1,288
Grants Receivables	8	4
Other receivables	69	126
Total trade and other receivables	20,184	15,906
Total trade and other current receivables	20,184	15,906
Total trade and other non-current receivables	0	0
Disclosure of trade and other receivables [Line Items]
Other receivables	69	126
Increase (Decrease) of Research Tax Credit Receivable		6,017	€ 5,282
Research Tax Credit	€ 14,847	€ 11,299